Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings
Borrowings

7. Borrowings

Borrowings as of December 31, 2021 and 2022 consisted of the following:

	As of December 31,
	2021	2022
Amounts due within one year	103,493	93,964
Less: unamortized deferred loan issuance costs	(4,186)	(3,606)
Borrowings—current portion	99,307	90,358
Amounts due after one year	996,242	837,186
Less: unamortized deferred loan issuance costs	(9,791)	(5,598)
Borrowings—non-current portion	986,451	831,588
Total	1,085,758	921,946

Terminated Facilities:

(a)	Five Vessel Refinancing

On February 18, 2016, subsidiaries of the Partnership and GasLog entered into credit agreements (the “Five Vessel Refinancing”) to refinance the debt maturities that were scheduled to become due in 2016 and 2017. The Five Vessel Refinancing was comprised of a five-year senior tranche facility of up to $396,500 and a two-year bullet junior tranche of up to $180,000. The vessels covered by the Five Vessel Refinancing were the Partnership-owned Methane Alison Victoria, Methane Shirley Elisabeth, Methane Heather Sally and Methane Becki Anne and the GasLog-owned Methane Lydon Volney. ABN AMRO Bank N.V. and DNB (UK) Ltd. were mandated lead arrangers to the transaction. The other banks in the syndicate were: DVB Bank America N.V., Commonwealth Bank of Australia, ING Bank N.V., London Branch, Credit Agricole Corporate and Investment Bank and National Australia Bank Limited. Following the acquisition of the Methane Becki Anne on November 14, 2018, the Partnership assumed $93,896 of outstanding indebtedness of the acquired entity.

On April 5, 2016, $323,162 and $149,792 under the senior and junior tranche, respectively, of the Five Vessel Refinancing were drawn to refinance $535,500 of the outstanding debt of GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. The balance outstanding for the entities owned by the Partnership as of December 31, 2019 was $240,422 under the senior tranche. Amounts drawn bore interest at LIBOR plus a margin. The balance under the junior tranche was prepaid by the Partnership on April 5, 2017 and January 5, 2018, in amounts of $120,042 and $29,750, respectively, with the junior tranche subsequently cancelled. The senior tranche was terminated on July 16, 2020, with the subsequent prepayment of the remaining outstanding amount of $221,553 and the respective unamortized loan fees of $977 written-off to profit or loss.

(b)	Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. facility

On July 19, 2016, GasLog entered into a credit agreement to refinance the existing indebtedness on eight of its on-the-water vessels of up to $1,050,000 (the “Legacy Facility Refinancing”) with a number of international banks, extending the maturities of six existing credit facilities to 2021. The vessels covered by the Legacy Facility Refinancing were the GasLog Savannah, the GasLog Singapore, the GasLog Skagen, the GasLog Seattle, the Solaris, the GasLog Saratoga, the GasLog Salem and the GasLog Chelsea. Citigroup Global Market Limited, Credit Suisse AG and Nordea Bank AB were mandated lead arrangers to the transaction. The other banks in the syndicate were: Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. Nordea Bank AB, London Branch was the agent and security agent for the transaction. The Legacy Facility Refinancing was comprised of a five-year term loan facility of up to $950,000 and a revolving credit facility of up to $100,000.

Following the acquisitions of GAS-seven Ltd. and GAS-eight Ltd., the Partnership assumed $122,292 and $124,141 of indebtedness drawn on July 25, 2016 under the term loan facility to refinance the existing indebtedness of $124,000 and $127,080 for GAS-seven Ltd. and GAS-eight Ltd., respectively. Amounts drawn bore interest at LIBOR plus a margin. The balance outstanding for the entities owned by the Partnership as of December 31, 2019 was $201,037. On March 18, 2020, $25,940 was drawn under the revolving credit facility. Finally, the facility was terminated on July 16, 2020, with the subsequent prepayment of the remaining outstanding amount of $211,846 and the respective unamortized loan fees of $941 written-off to profit or loss.

Existing Facilities:

(a)	GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd. and GAS-fourteen Ltd. facility

Following the acquisitions of GAS-eleven Ltd. on May 3, 2017, GAS-thirteen Ltd. on July 3, 2017, GAS-fourteen Ltd. on April 26, 2018 and GAS-twelve Ltd. on April 1, 2019, the Partnership assumed $151,423, $155,005, $143,622 and $134,107 of outstanding indebtedness of the acquired entities, respectively, under a debt financing agreement dated October 16, 2015 with 14 international banks, with Citibank N.A. London Branch and Nordea Bank AB, London Branch acting as agents on behalf of the other finance parties. The financing was backed by the Export Import Bank of Korea (“KEXIM”) and the Korea Trade Insurance Corporation (“K-Sure”), who were either directly lending or providing cover for over 60% of the facility (the “Assumed October 2015 Facility”).

The loan agreements with GAS-eleven Ltd. and GAS-twelve Ltd., with respect to the GasLog Greece and the GasLog Glasgow, respectively, provided for four tranches of $51,257, $25,615, $24,991 and $61,104, while the loan agreements with GAS-thirteen Ltd. and GAS-fourteen Ltd., with respect to the GasLog Geneva and the GasLog Gibraltar, respectively, each provided for four tranches of $50,544, $25,258, $24,643 and $60,252. Under the terms of the agreement, each drawing under the first three tranches would be repayable in 24 consecutive semi-annual equal installments commencing six months after the actual deliveries of the GasLog Greece, the GasLog Glasgow, the GasLog Geneva and the GasLog Gibraltar, respectively, according to a 12-year profile. Each drawing under the fourth tranche would be repayable in 20 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to a 20-year profile, with a balloon payment together with the final installment. The aggregate balance outstanding for the entities owned by the Partnership as of December 31, 2022 is $360,663 (December 31, 2021: $406,516). Amounts drawn under each applicable tranche bear interest at LIBOR plus a margin.

(b)	2019 GasLog Partners Facility

On February 20, 2019, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Credit Suisse AG, Nordea Bank Abp, filial i Norge and Iyo Bank Ltd., Singapore Branch, each an original lender and Nordea acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility of up to $450,000 (the “2019 GasLog Partners Facility”). Subsequently, on the same date, the Development Bank of Japan, Inc. entered the facility as lender via transfer certificate. The vessels covered by the 2019 GasLog Partners Facility are the GasLog Shanghai, the GasLog Santiago, the GasLog Sydney, the Methane Rita Andrea and the Methane Jane Elizabeth.

The agreement provided for an amortizing revolving credit facility which can be repaid and redrawn at any time, subject to the outstanding amount immediately after any drawdown not exceeding (i) 75.0% of the aggregate of the market values of all vessels under the agreement, or (ii) the total facility amount. The total facility amount reduces in 20 equal quarterly amounts of $7,357, with a final balloon amount of up to $302,860, together with the last quarterly reduction in February 2024. The credit facility bears interest at LIBOR plus a margin.

On October 26, 2021, the outstanding indebtedness of GAS-three Ltd., in the amount of $97,050 was prepaid pursuant to the sale and lease–back agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 4). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $604 were written-off to profit or loss. The aggregate balance outstanding as of December 31, 2022 is $250,320 (December 31, 2021: $273,568), with no amount available to be redrawn as of December 31, 2022 (December 31, 2021: nil).

(c)	BNP Paribas, Credit Suisse AG and Alpha Bank S.A.

On July 16, 2020, GasLog Partners entered into a credit agreement of $260,331 (the “GasLog Partners $260.3M Facility”) with BNP Paribas, Credit Suisse AG and Alpha Bank S.A., each an original lender, with BNP Paribas acting as security agent and trustee for and on behalf of the other finance parties mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels. The facility will amortize over ten equal semi-annual installments of $8,597 beginning in January 2021, with a final balloon amount of $174,361 payable concurrently with the last installment in July 2025. Interest on the facility is payable at a rate of LIBOR plus a margin. The relevant amount of $260,331 was drawn on July 21, 2020, out of which $258,532 was used to refinance the outstanding indebtedness of GAS-twenty Ltd., GAS-seven Ltd. and GAS-eight Ltd., the respective entities owning the Methane Shirley Elisabeth, the GasLog Seattle and the Solaris.

On September 14, 2022, the outstanding indebtedness of GAS-twenty Ltd. in the amount of $32,154 was prepaid pursuant to the sale of the Methane Shirley Elisabeth (refer to Note 3). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $294 written-off to the consolidated statement of profit or loss. The balance outstanding under the facility as of December 31, 2022 is $193,790 (December 31, 2021: $243,137).

(d)	DNB Bank ASA, London Branch, and ING Bank N.V., London Branch

On July 16, 2020, GasLog Partners entered into a credit agreement of $193,713 (the “GasLog Partners $193.7M Facility”) with DNB Bank ASA, London Branch, and ING Bank N.V., London Branch, each an original lender (together, the “Lenders”), with DNB Bank ASA, London Branch acting as security agent and trustee for and on behalf of the other finance party mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels. The facility will amortize over ten equal semi-annual installments of $8,599 beginning in January 2021, with a final balloon amount of $107,723 payable concurrently with the last installment in July 2025. Interest on the facility is payable at a rate of LIBOR plus a margin. An amount of $193,713 was drawn down on July 21, 2020, out of which $174,867 was used to refinance the outstanding indebtedness of GAS-nineteen Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd., the respective entities owning the Methane Alison Victoria, the Methane Heather Sally and the Methane Becki Anne.

In July 2022, pursuant to a “margin reset clause” included in the GasLog Partners $193.7M Facility, which required the Lenders and GAS-nineteen Ltd., GAS-twenty one Ltd., and GAS-twenty seven Ltd. (together, the “Borrowers”) to renegotiate the facility’s margin, the Borrowers and Lenders agreed that the margin would remain unchanged and the facility would be transitioned from the six-month LIBOR to the three-month Chicago Mercantile Exchange (“CME”) Term Secured Overnight Financing Rate (“SOFR”) Reference Rates as administered by CME Group Benchmark Administration Limited (“CBA”), effective July 21, 2022.

On October 31, 2022, the outstanding indebtedness of GAS-twenty one Ltd., in the amount of $32,939 was prepaid pursuant to the sale and lease–back agreement entered into with an unrelated third party (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $360 written-off to the consolidated statement of profit or loss. The balance outstanding under the facility as of December 31, 2022 is $126,377 (December 31, 2021: $176,514).

Securities Covenants and Guarantees

The obligations under the credit agreements are secured as follows:

(i)	first priority mortgages over the ships owned by the respective borrowers;
(ii)	in the case of the 2019 GasLog Partners Facility, the GasLog Partners $260.3M Facility and the GasLog Partners $193.7M Facility guarantees from the Partnership and the Partnership’s subsidiary GasLog Partners Holdings LLC, and in the case of the Assumed October 2015 Facility, guarantees from the Partnership and GasLog Partners Holdings LLC up to the value of the commitments relating to the GasLog Greece, the GasLog Glasgow, the GasLog Geneva and the GasLog Gibraltar and guarantees from GasLog and GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels;
(iii)	a pledge or a negative pledge of the share capital of the respective borrower; and
(iv)	a first priority assignment of all earnings and insurance related to the ships owned by the respective borrower.

Certain of the credit facilities also impose certain restrictions relating to the Partnership and GasLog, and their other subsidiaries, including restrictions that limit the Partnership’s and GasLog’s ability to make any substantial change in the nature of the Partnership’s or GasLog’s business or to change the corporate structure without approval from lenders.

The credit facilities contain customary events of default, including non-payment of principal or interest, breach of covenants or material inaccuracy of representations, default under other material indebtedness and bankruptcy. In addition, the credit facilities contain covenants requiring the Partnership and certain of the Partnership’s subsidiaries to maintain the aggregate of (i) the market value, on a charter exclusive basis, of the mortgaged vessel or vessels and (ii) the market value of any additional security provided to the lenders, at a value of not less than 120.0% of the then outstanding amount under the applicable facility (130.0% of the aggregate outstanding principal balance plus any hedging exposure for the GasLog Partners $193.7M Facility). If the Partnership fails to comply with these covenants and are not able to obtain covenant waivers or modifications, the lenders could require the Partnership to make prepayments or provide additional collateral sufficient to bring the Partnership into compliance with such covenants, and if we fail to do so the lenders could accelerate the indebtedness.

The credit facilities impose certain operating and financial restrictions on the Partnership and GasLog. These restrictions generally limit the Partnership’s and GasLog’s collective subsidiaries’ ability to, among other things: (a) incur additional indebtedness, create liens or provide guarantees, (b) provide any form of credit or financial assistance to, or enter into any non-arms’ length transactions with, the Partnership, GasLog or any of their affiliates, (c) sell or otherwise dispose of assets, including ships, (d) engage in merger transactions, (e) terminate any charter, (f) change the manager of ships, or (g) acquire assets, make investments or enter into any joint venture arrangements outside of the ordinary course of business. In addition, under each facility, the respective vessel-owning entities are also required to maintain at all times minimum liquidity of $1,500 per entity and were in compliance as of December 31, 2022.

The Partnership, as corporate guarantor is also subject to specified financial covenants on a consolidated basis. These financial covenants include the following as defined in the agreements:

(i)	the aggregate amount of cash and cash equivalents, short-term cash deposits and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates) must be at least $45,000;
(ii)	total indebtedness divided by total assets must be less than 65.0%;
(iii)	the Partnership is permitted to declare or pay any distributions, subject to no event of default having occurred or occurring as a consequence of the payment of such distributions.

The Assumed October 2015 Facility also imposes specified financial covenants that apply to GasLog and its subsidiaries on a consolidated basis:

(i)	net working capital (excluding the current portion of long-term debt) must be not less than $0;
(ii)	total indebtedness divided by total assets must not exceed 75.0%;
(iii)	the ratio of EBITDA over debt service obligations as defined in the GasLog guarantees (including interest and debt repayments, but excluding any prepayments) on a trailing 12 months basis must be not less than 110.0%; the ratio shall be regarded as having been complied with even if the ratio falls below the stipulated 110% when cash and cash equivalents and short-term cash deposits are at least $110,000;
(iv)	the aggregate amount of cash and cash equivalents and short-term cash deposits must be not less than $75,000; and
(v)	GasLog’s market value adjusted net worth must at all times be not less than $350,000.

The second set of covenants could also be applicable to GasLog and its subsidiaries on a consolidated basis under the GasLog Partners $193.7M Facility in the event of a reverse drop-down of a vessel from the Partnership to GasLog.

In connection with the de-listing of GasLog’s common shares from the New York Stock Exchange completed in June 2021, supplemental agreements have been signed with certain of the Partnership’s lenders with respect to clauses relating to GasLog. All costs relating to such amendments have been covered by GasLog directly.

Compliance with financial covenants is required to be reported to the Partnership’s lenders on a semi-annual basis. GasLog Partners and GasLog were in compliance with all financial covenants as of December 31, 2022.

Loan From Related Parties:

On April 3, 2017, GasLog Partners entered into an unsecured five-year term loan of $45,000 and a five-year revolving credit facility of $30,000 with GasLog (together, the “Sponsor Credit Facility”). The term loan facility was terminated on March 23, 2018. The revolving credit facility provided for an availability period of five years and accrues interest at a rate of 9.125% per annum with an annual 1.0% commitment fee on the undrawn balance. On November 14, 2019, the Partnership drew down $10,000 under the revolving credit facility, which was subsequently repaid on December 31, 2019. The Sponsor Credit Facility matured in March 2022.

The Sponsor Credit Facility contained customary events of default, including non-payment of principal or interest, breach of covenants or material inaccuracy of representations, default under other material indebtedness and bankruptcy. In addition, the Sponsor Credit Facility covenants required that at all times GasLog must continue to control, directly or indirectly, the affairs or composition of the Partnership’s board of directors and any amendment to our Partnership Agreement, in the reasonable opinion of the lender, must not be adverse to its interests in connection with the Sponsor Credit Facility.

Borrowings Repayment Schedule

The maturity table below reflects the principal repayments of the borrowings outstanding as of December 31, 2022 based on their repayment schedules:

As of
December 31,
2022
Not later than one year	93,964
Later than one year and not later than three years	614,084
Later than three years and not later than five years	197,873
Later than five years	25,229
Total	931,150

The weighted average interest rate for the abovementioned credit facilities in the year ended December 31, 2022 is 3.9% (December 31, 2021: 2.4%).

As the bank facilities bear interest at variable interest rates, their aggregate fair value as of December 31, 2022 is equal to the principal amount outstanding of $931,150.